Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Vertical Aerospace Ltd.
Entity Central Index Key	0001867102
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 2
Amendment Flag	true